TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Deferred Tax Assets And Liabilities Abstract
Allowance for credit loss	$ 141,940	$ 100,603
Reserve for inventory	1,063	909
Unutilized marketing expenditure and employee education fee	1,322	989
Operating lease liabilities	19,775	26,709
Net operating loss carried forward	415,294	233,046
Total deferred tax assets	579,394	362,256
Valuation allowance	(559,619)	(335,547)	$ (445,403)
Deferred tax assets, net of valuation allowance	19,775	26,709
Net off deferred tax liabilities	(12,786)	(21,096)
Deferred tax assets, net	6,989	5,613
Finance lease	5,796	6,351
Right-of-use assets	14,699	21,709
Deferred tax liabilities	20,495	28,060
Net off deferred tax assets	(12,786)	(21,096)
Deferred tax liabilities, net	$ 7,709	$ 6,964